Schedule of Aggregate Right of Use Assets and Related Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease right-of-use assets	¥ 6,453	¥ 5,653
Short-term operating lease liabilities	(4,727)	(3,037)
Long-term operating lease liabilities	(801)	(2,137)
Total operating leased liabilities	¥ (5,528)	¥ (5,174)